--------------------------------------------------------------------------------

SHORT TERM                                600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND, INC.                                                 (212) 830-5200

================================================================================




Dear Shareholder:




We are pleased to present the semi-annual report of Short Term Income Fund, Inc. for the period ended February 29, 2000.

The Fund's Money Market Portfolio had 82,047 shareholders and net assets of $1,650,562,357 as of February 29, 2000. The Government Portfolio had 12,803 shareholders and net assets of $893,762,633 as of February 29, 2000.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,



\s\Steven W. Duff


Steven W. Duff
President






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
FEBRUARY 29, 2000
(UNAUDITED)
================================================================================

      Face                                                            Maturity                          Value
     Amount                                                             Date         Yield             (Note 1)
     ------                                                             ----         -----              ------
Commercial Paper (19.71%)
------------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  Bank of America Corp.                                 08/11/00       6.25%        $  14,589,104
    15,000,000  Bank of America Corp.                                 08/14/00       6.25            14,581,542
    25,000,000  Bear Stearns Companies Inc.                           04/05/00       5.90            24,857,813
    20,000,000  Caterpillar Financial Services                        09/19/00       6.35            19,312,078
    25,000,000  General Electric Capital Corporation                  03/17/00       5.77            24,936,667
    31,000,000  Island Finance Puerto Rico, Inc.                      04/10/00       5.90            30,798,622
    20,000,000  Island Finance Puerto Rico, Inc.                      05/04/00       5.98            19,790,222
    35,000,000  Lehman Brothers Holdings Inc.                         06/12/00       6.24            34,390,154
    25,000,000  National Rural Utilities Cooperative                  03/23/00       5.82            24,912,153
     9,253,000  National Rural Utilities Cooperative                  03/24/00       5.77             9,219,304
     8,500,000  Paine Webber Group                                    03/23/00       5.88             8,469,613
    25,000,000  Paine Webber Group                                    04/13/00       5.94            24,823,819
    25,000,000  Riverwoods Funding Corp.                              03/10/00       5.81            24,964,062
    25,000,000  Riverwoods Funding Corp.                              03/21/00       5.81            24,919,722
    25,000,000  Riverwoods Funding Corp.                              05/10/00       5.99            24,713,194
--------------                                                                                    -------------
   328,753,000  Total Commercial Paper                                                              325,278,069
--------------                                                                                    -------------
Foreign Commercial Paper (0.91%)
------------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  KFW International Finance Inc.                        03/02/00       5.73%        $  14,997,633
--------------                                                                                    -------------
    15,000,000  Total Foreign Commercial Paper                                                       14,997,633
--------------                                                                                    -------------
Letter of Credit Commercial Paper (22.05%)
------------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  Banca Serfin S.A.
                LOC Barclays Bank PLC                                 06/05/00       6.08%        $  14,764,000
    15,000,000  Banco Bozano Simonsen S.A.
                LOC Banco Santander                                   05/17/00       6.00            14,813,114
     9,500,000  Banco Bozano Simonsen S.A.
                LOC Banco Santander                                   06/16/00       5.85             9,343,925
     7,000,000  Banco Bradesco S.A.
                LOC Barclays Bank PLC                                 06/19/00       6.09             6,873,378
    15,000,000  Banco Hipotecario
                LOC Barclays Bank PLC                                 07/26/00       6.03            14,644,750
    20,000,000  Banco Itau S.A.
                LOC Barclays Bank PLC                                 05/26/00       6.05            19,723,367
    15,000,000  Banco Rio de La Plata
                LOC HSBC Bank                                         04/10/00       6.00            14,902,500
    15,000,000  Banco Rio de La Plata
                LOC HSBC Bank                                         04/11/00       6.16            14,897,842
    15,000,000  Citic Pacific Finance
                LOC Bank of America                                   03/14/00       5.82            14,968,746

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                            Maturity                          Value
     Amount                                                             Date         Yield             (Note 1)
     ------                                                             ----         -----              ------
Letter of Credit Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   18,532,000  CSN Overseas
                LOC Barclays Bank PLC                                 06/28/00       6.18%        $  18,162,611
    12,000,000  Dean Health System, Inc.
                LOC Rabobank Nederland                                03/02/00       5.86            11,998,057
    15,000,000  Dixie Overseas Ltd.
                LOC Credit Agricole                                   03/10/00       5.84            14,978,212
    15,000,000  E D & F Man Finance
                LOC Rabobank Nederland                                03/07/00       5.79            14,985,550
     6,115,000  Formosa Plastics Corporation
                LOC ABN AMRO Bank                                     04/10/00       5.92             6,075,117
    20,000,000  GTL - Trade Corp.
                LOC Banco Santander                                   05/22/00       6.04            19,728,944
    15,000,000  GTL - Trade Corp.
                LOC Banco Santander                                   06/26/00       6.10            14,710,912
    36,500,000  New York City Go Bonds
                Insured by FGIC                                       04/05/00       5.95            36,500,000
    18,203,000  Pemex Capital Inc.
                LOC Barclays Bank PLC                                 04/25/00       5.93            18,041,145
    20,000,000  SCI Systems, Inc.
                LOC ABN AMRO Bank                                     03/22/00       5.82            19,932,333
    10,000,000  Transportadora de Gas del Sur S.A.
                LOC Dresdner Bank                                     03/28/00       5.88             9,956,500
     5,000,000  Transportadora de Gas del Sur S.A.
                LOC Dresdner Bank                                     03/31/00       5.88             4,975,833
    25,000,000  Unibanco-Uniao de Bancos Brasilieros
                LOC Westdeutsche Landesbank                           07/13/00       6.06            24,465,489
     4,640,000  Vermont Economic Development Authority
                LOC First Union National Bank                         04/17/00       6.10             4,640,000
    20,000,000  Vermont Yankee Nuclear Power Company
                LOC Societe Generale                                  03/23/00       5.85            19,928,867
--------------                                                                                    -------------
   367,490,000  Total Letter of Credit Commercial Paper                                             364,011,192
--------------                                                                                    -------------
Loan Participations (3.03%)
------------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  Boeing Capital Corp with Chase Manhattan Bank         03/17/00       5.81%        $  15,000,000
    15,000,000  Equitable Life Assurance with Chase Manhattan Bank    03/20/00       6.21            15,000,000
    20,000,000  Mt. Vernon Phenol Plant with Chase Manhattan Bank
                Guaranteed by General Electric Company                05/17/00       6.14            20,000,000
--------------                                                                                    -------------
    50,000,000  Total Loan Participations                                                            50,000,000
--------------                                                                                    -------------

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 29, 2000
(UNAUDITED)
================================================================================

      Face                                                                         Maturity                          Value
     Amount                                                                          Date         Yield             (Note 1)
     ------                                                                          ----         -----              ------
Master Notes (7.27%)
------------------------------------------------------------------------------------------------------------------------------------
$   40,000,000  GMAC Mortgage Corp. (d)                                            03/01/00       5.82%        $  40,000,000
    35,000,000  The Goldman Sachs Group L.P. (a)                                   04/18/00       5.99            35,000,000
    45,000,000  Williamette Industries Incorporated (b)                            06/16/00       5.95            45,000,000
--------------                                                                                                 -------------
   120,000,000  Total Master Notes                                                                               120,000,000
--------------                                                                                                 -------------
Medium Term Notes (2.12%)
------------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  The Bear Stearns Companies Inc. (e)                                06/07/00       5.86%        $  20,000,000
    15,000,000  Goldman Sachs Group Inc.                                           08/07/00       6.00            15,000,000
--------------                                                                                                 -------------
    35,000,000  Total Medium Term Notes                                                                           35,000,000
--------------                                                                                                 -------------
Other Notes (26.25%)
------------------------------------------------------------------------------------------------------------------------------------
$    5,000,000  Allegheny County, PA (Union Electric Steel Corp.) (c)
                LOC PNC Bank, N.A.                                                 11/01/27       6.00%        $   5,000,000
     4,005,000  American West Michigan Property Taxable Municipal IDRB (c)
                LOC Comerica Bank                                                  12/01/25       6.02             4,005,000
     1,640,000  B & V Land Company, L.L.C. (c)
                LOC First Michigan Bank                                            09/01/27       6.00             1,640,000
    15,000,000  Bank America Bank Notes (j)                                        02/26/01       5.88            15,000,000
     1,890,000  Bank of Kentucky Building (c)
                LOC Firstar Bank                                                   12/01/19       5.97             1,890,000
    20,000,000  Bell County, TX Health Facility
                (Scott & White Memorial Hospital) (c)
                Insured by MBIA Insurance Corp.                                    08/15/29       5.90            20,000,000
     3,750,000  Bollman Capital, L.L.C. - Series 1996A (c)
                LOC First of America/Michigan National Bank                        12/15/26       5.87             3,750,000
     2,300,000  Burton I. Saltzman (Dave's Supermarket, Inc. Project) (c)
                LOC National City Bank, Northwest                                  08/01/08       5.90             2,300,000
     3,000,000  California PCFA Environmental Improvement Bonds
                (Shell Oil Company Project) (c)                                    06/01/38       5.89             3,000,000
     5,026,000  Capital One Funding Corporation
                Floating Rate Option Notes - Series 1997D (c)
                LOC Bank One Ohio                                                  07/02/18       5.95             5,026,000
     2,215,000  Carriage Inn Retirement Community of Cadiz, Inc. - Series 1996 (c)
                LOC Key Bank, N.A.                                                 10/01/17       5.95             2,215,000
     2,565,000  Carriage Inn Retirement Community of Dayton, Inc. - Series 1996 (c)
                LOC Key Bank, N.A.                                                 10/01/16       5.95             2,565,000
    15,000,000  Caterpillar Financial Services Corporation (g)                     07/01/00       6.03            15,000,000
    27,200,000  Catholic Health Initiatives - Series C                             12/01/27       5.90            27,200,000

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                            Maturity                          Value
     Amount                                                             Date         Yield             (Note 1)
     ------                                                             ----         -----              ------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    1,500,000  Cedar Works Project (c)
                LOC FirstStar Bank                                    05/01/09       6.02%        $   1,500,000
    13,000,000  City and County of San Francisco (c)
                LOC Bayerische HypoVereinsbank, A.G.                  07/01/34       5.80            13,000,000
    10,000,000  Columbus, GA (Foundry Project) (c)
                LOC Bank of Nova Scotia                               12/01/19       6.00            10,000,000
     1,710,000  Community Ltd. Care (c)
                LOC Fifth Third Bank                                  12/01/12       6.00             1,710,000
     1,075,000  Crownover Lumber Co. (c)
                LOC Fifth Third Bank                                  09/01/08       6.00             1,075,000
     1,475,000  Crownover Lumber Co. (c)
                LOC Fifth Third Bank                                  09/01/08       6.00             1,475,000
     4,340,000  Defiance Metal Products Company (c)
                LOC National City Bank, Northwest                     09/01/09       5.87             4,340,000
     6,360,000  Dickenson Press, Inc. - Series 1997 (c)
                LOC First Michigan Bank                               01/01/27       6.00             6,360,000
     1,800,000  Dormont Manufacturing Company, Inc. (c)
                LOC PNC Bank, N.A.                                    03/01/08       5.90             1,800,000
     8,700,000  DP Fox Capital, L.L.C. (c)
                LOC Michigan National Bank                            09/01/29       5.93             8,700,000
     7,000,000  Ferriot Inc. Project (c)
                LOC FirstMerit Bank                                   04/01/20       5.95             7,000,000
    25,000,000  First Union National Bank of North Carolina (h)       07/17/00       5.99            25,000,000
     2,000,000  Frank J. Catanzaro Sons and Dads (c)
                LOC FirstStar Bank                                    01/01/15       5.97             2,000,000
     2,800,000  Gesmundo & Associates, Inc. (c)
                LOC National City Bank, Northwest                     08/15/27       5.84             2,800,000
     6,000,000  The Goldman Sachs Group L.P. (k)                      09/05/00       5.97             6,000,276
    15,000,000  The Goldman Sachs Group L.P. (k)                      09/05/00       5.98            15,000,000
     3,400,000  The Goldman Sachs Group L.P. (k)                      06/15/00       5.15             3,409,330
     1,785,000  Goson Project - Series 1997 (c)
                LOC FirstMerit Bank                                   11/01/17       5.95             1,785,000
     3,835,000  Grand Valley Limited Partnership (c)
                LOC National City Bank, Northwest                     06/01/27       5.84             3,835,000
     2,600,000  Growth Properties I, Ltd. L.P. 1997 (c)
                LOC Columbus Bank & Trust Company                     08/01/12       6.00             2,600,000

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 29, 2000
(UNAUDITED)
================================================================================

      Face                                                                      Maturity                          Value
     Amount                                                                       Date         Yield             (Note 1)
     ------                                                                       ----         -----              ------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   10,800,000  Illinois Student Assistance Commission (c)
                Insured by MBIA Insurance Corp.                                 09/01/32       5.84%        $  10,800,000
       845,000  Jake Sweeney Automotive, Inc. (c)
                LOC FirstStar Bank                                              04/01/10       5.97               845,000
    15,000,000  John Hancock Mutual Life Insurance Company (i)                  08/19/05       6.15            15,000,000
     1,635,000  KBL Capital Fund, Inc. (c)
                LOC Old Kent Bank & Trust Co.                                   07/01/15       5.95             1,635,000
     4,075,000  LKWP Investments, L.L.C. (c)
                LOC First Michigan Bank                                         03/01/27       5.95             4,075,000
     3,550,000  Labelle Capital Funding - Series A (c)
                LOC First of America/Michigan National Bank                     09/01/26       5.95             3,550,000
     4,700,000  Lam Funding, L.L.C. (c)
                LOC National City Bank, Northwest                               12/15/27       5.84             4,700,000
     1,455,000  Machining Center (c)
                LOC Comerica Bank                                               10/01/27       6.00             1,455,000
     3,820,000  Maryland Health & Higher Education Finance Authority
                (Glen Meadows Retirement Community) (c)
                LOC First Union National Bank                                   07/01/29       6.00             3,820,000
     1,815,000  Miami Valley Realty Associates (c)
                LOC Key Bank, N.A.                                              06/01/12       6.00             1,815,000
       965,000  Mt. Carmel East Professional Office Building - Series 1994 (c)
                LOC National City Bank, Northwest                               01/01/14       5.87               965,000
     1,445,000  Mt. Carmel Partnership Project (c)
                LOC National City Bank, Northwest                               08/01/14       5.87             1,445,000
     3,575,000  Mobile Airport (c)
                LOC Regions Bank                                                10/01/24       5.90             3,575,000
     2,150,000  Mubea, Inc. Project (c)
                LOC Fifth Third Bank                                            12/01/04       5.87             2,150,000
    18,860,000  Nebraska Public Power - Series B
                LOC Bank of America/Toronto Dominion/
                Bank of Nova Scotia/Commerzbank                                 03/21/00       5.88            18,860,000
    11,639,000  Nebraska Public Power - Series B
                LOC Bank of America/Toronto Dominion/
                Bank of Nova Scotia/Commerzbank                                 04/05/00       5.98            11,639,000
     4,545,000  New Federal Cold Storage (c)
                LOC National City Bank, PA                                      11/01/12       5.87             4,545,000

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                      Maturity                          Value
     Amount                                                                       Date         Yield             (Note 1)
     ------                                                                       ----         -----              ------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   18,100,000  New York State HFA (250 West 50th Street Project) (c)
                Collateralized by Federal National Mortgage Association         05/01/29       5.75%        $  18,100,000
     5,000,000  New York State HFA (1501 Lexington Avenue Housing ) (c)
                Guaranteed by Federal Home Loan Bank                            11/01/32       5.85             5,000,000
       940,000  Ohio Metallurgical Services Inc. (c)
                LOC FirstMerit Bank                                             10/01/04       5.95               940,000
     3,440,000  Opportunity Aviation, Ltd. Project (c)
                LOC National City Bank, Northwest                               12/02/02       5.87             3,440,000
    12,850,000  PRD Financial L.L.C. (c)
                LOC National City Bank, Northwest                               04/01/27       5.84            12,850,000
     1,100,000  Pennsylvania EDFA (Southstar Canal Road Ltd.) (c)
                LOC PNC Bank, N.A.                                              12/01/10       6.00             1,100,000
     7,700,000  Polar Plastics, Inc. (c)
                LOC PNC Bank, N.A.                                              08/01/17       5.86             7,700,000
     2,200,000  SSM Health Care Systems - Series 1995D (c)
                Insured by MBIA Insurance Corp.                                 06/01/24       5.95             2,200,000
     3,025,000  Sacramento County Housing Authority
                (Hidden Oaks Apartments) - Series 1999 (c)
                Guaranteed by Federal National Mortgage Association             05/15/29       6.00             3,025,000
     4,500,000  Seven Z Enterprises (f)
                LOC PNC Bank, N.A.                                              06/03/13       5.90             4,500,000
     3,740,000  Shelburne Realty & Troy (c)
                LOC National City Bank, Northwest                               04/01/17       5.87             3,740,000
     1,800,000  Soaring Eagle Partners L.P. (c)
                LOC PNC Bank, N.A.                                              10/01/12       5.86             1,800,000
     2,815,000  Sojourn Project (c)
                LOC FirstMerit Bank                                             07/01/12       5.95             2,815,000
     1,810,000  UAI Technologies, Inc. - Series 1998 (c)
                LOC First Union National Bank                                   05/01/18       5.95             1,810,000
     1,605,000  Valley City Linen Co. (c)
                LOC First Michigan Bank                                         02/15/02       6.00             1,605,000
    11,620,000  Washington State HFC (Country Manor One Project) (c)
                LOC U.S. Bank of Washington                                     01/01/12       6.00            11,620,000
     4,380,000  Windsor Medical Center, Inc. (c)
                LOC FirstMerit Bank                                             12/03/18       5.95             4,380,000

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 29, 2000
(UNAUDITED)
================================================================================

      Face                                                                      Maturity                          Value
     Amount                                                                       Date         Yield             (Note 1)
     ------                                                                       ----         -----              ------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Winston-Salem, NC                                               03/08/00       5.97%        $   20,000,000
     1,400,000  Wulfeck Family Partnership Project (c)
                LOC Fifth Third Bank                                            09/01/17       5.97              1,400,000
     1,650,000  Wynrose, Inc - Series 1995A (c)
                LOC Columbus Bank and Trust Company                             01/01/05       5.95              1,650,000
     4,665,000  Zylstra Funding, Inc. (c)
                LOC First Michigan Bank                                         06/01/27       6.00              4,665,000
--------------                                                                                              --------------
   433,185,000  Total Other Notes                                                                              433,194,606
--------------                                                                                              --------------
Repurchase Agreement, Overnight (8.72%)
------------------------------------------------------------------------------------------------------------------------------------
$  144,000,000  The Goldman Sachs Group L.P.
                (Collateralized by $322,425,331 GNMA, 2.500% to
                7.500%, due 12/16/18 to 2/16/30)                                03/01/00       5.83%        $  144,000,000
--------------                                                                                              --------------
   144,000,000  Total Repurchase Agreement, Overnight                                                          144,000,000
--------------                                                                                              --------------
Time Deposits (6.06%)
------------------------------------------------------------------------------------------------------------------------------------
$   50,000,000  Bank One, Ohio                                                  03/01/00       5.90%        $   50,000,000
    50,000,000  Toronto Doninion Bank                                           03/01/00       5.90             50,000,000
--------------                                                                                              --------------
   100,000,000  Total Time Deposits                                                                            100,000,000
--------------                                                                                              --------------

U.S. Treasury Bills (0.59%)
------------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  U.S. Treasury Bills                                             08/24/00       5.93%        $    9,718,400
--------------                                                                                              --------------
    10,000,000  Total U.S. Treasury Bills                                                                        9,718,400
--------------                                                                                              --------------

Yankee Certificates of Deposit (3.03%)
------------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Bayerische HypoVereinsbank                                      05/04/00       5.23%        $   19,998,143
    15,000,000  Commerzbank A.G.                                                05/18/00       5.32             14,998,458
    15,000,000  Deutsche Bank A.G.                                              05/22/00       5.40             14,998,705
--------------                                                                                              --------------
    50,000,000  Total Yankee Certificates of Deposit                                                            49,995,306
--------------                                                                                              --------------
                Total Investments (99.74%) (Cost $1,646,195,206+)                                           $1,646,195,206
                Cash and Other Assets, Net of Liabilities (0.26%)                                                4,367,151
                                                                                                            --------------
                Net Assets (100.00%)                                                                        $1,650,562,357
                                                                                                            ==============
                Net Assets Value, offering and redemption price per share:
                Class A Shares, 1,341,465,410 shares outstanding (Note 3)                                   $         1.00
                                                                                                            ==============
                Class B Shares,   310,579,251 shares outstanding (Note 3)                                   $         1.00
                                                                                                            ==============

                +   Aggregate cost for federal income tax purposes is identical.


--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================





FOOTNOTES:

(a) The interest rate is adjusted daily based on opening Federal Funds effective rate + 0.10% (daily put).

(b) The interest rate is adjusted monthly based on 1 month LIBOR + 0.05% (7 day put).

(c) Securities payable on demand at par including accrued interest (with 7 days notice). Interest is adjusted weekly.

(d)  The interest rate is adjusted monthly based on 1 month LIBOR (7 day put).

(e)  The interest rate is adjusted monthly based on 1 month LIBOR - 0.03%.

(f) This security can be put on the first business day of the month at par. Interest is adjusted weekly.

(g)  The interest rate is adjusted quarterly based on 3 month LIBOR -0.07%.

(h)  The interest rate is adjusted daily based on prime -2.76%.

(i) The interest rate is adjusted quarterly based on 3 month LIBOR + 0.06% (one year put)/Evergreen maturity.

(j)  The interest rate is adjusted daily based on prime -2.87%.

(k)  The interest rate is adjusted monthly based on 1 month LIBOR + .09%.


KEY:

     EDFA     =   Economic Development Finance Authority      IDRB     =   Industrial Development Revenue Bond
     GO       =   General Obligation                          LOC      =   Letter of Credit
     HFA      =   Hospital Finance Authority                  PCFA     =   Pollution Control Finance Authority










--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF NET ASSETS
FEBRUARY 29, 2000
(UNAUDITED)
================================================================================

      Face                                                                      Maturity                          Value
     Amount                                                                       Date         Yield             (Note 1)
     ------                                                                       ----         -----              ------
Repurchase Agreements, Overnight (66.24%)
------------------------------------------------------------------------------------------------------------------------------------
$  40,000,000  CIBC World Market Corp. (Collateralized by $230,000,
               U.S. Treasury Bond, 6.125%, due 11/15/27; and by $41,680,000,
               U.S. Treasury Notes, 5.625% to 6.625%, due 8/15/04 to 5/15/08)   03/01/00       5.75%        $   40,000,000
   40,000,000  Fuji Bank, Ltd. (Collateralized by $40,495,000,
               U.S. Treasury Bills, 5.500% to 7.500%, due 8/31/01 to 11/15/01)  03/01/00       5.75             40,000,000
  220,000,000  The Goldman Sachs Group L.P. (Collateralized by $409,819,333,
               GNMA, 0.000% to 16.800%, due 02/16/09 to 02/20/30)               03/01/00       5.83            220,000,000
   41,000,000  Morgan (JP) Securities, Inc. (Collateralized by $44,799,833,
               GNMA, 6.500%, due 10/15/29)                                      03/01/00       5.81             41,000,000
   41,000,000  Morgan Stanley & Company, Inc. (Collateralized by $72,018,388,
               GNMA, 5.500% to 7.125% due 8/20/21 to 9/20/29)                   03/01/00       5.80             41,000,000
  210,000,000  Salomon Smith Barney, Inc. (Collateralized by $217,448,299,
               GNMA ,6.000% to 7.000%, due 09/20/22 to 02/16/30; and
               by $23,000,000, FMAC, 6.000%, due 7/17/24)                       03/01/00       5.82            210,000,000
-------------                                                                                               --------------
  592,000,000  Total Repurchase Agreements, Overnight                                                          592,000,000
-------------                                                                                               --------------
U.S. Government Obligations (33.48%)
------------------------------------------------------------------------------------------------------------------------------------
$ 110,000,000  U.S. Treasury Bills                                              03/02/00       5.08%        $  109,984,489
   50,000,000  U.S. Treasury Bills                                              04/27/00       5.75             49,549,541
   30,000,000  U.S. Treasury Notes, 6.375%                                      05/15/00       4.72             30,085,890
   30,000,000  U.S. Treasury Notes, 5.50%                                       05/31/00       4.87             30,030,015
   10,000,000  U.S. Treasury Notes, 5.875%                                      06/30/00       5.04             10,020,581
   10,000,000  U.S. Treasury Notes, 5.375%                                      07/31/00       5.28              9,996,551
   20,000,000  U.S. Treasury Notes, 5.125%                                      08/31/00       5.30             19,960,841
   10,000,000  U.S. Treasury Notes, 5.75%                                       11/15/00       5.56              9,996,847
   15,000,000  U.S. Treasury Notes, 4.50%                                       01/31/01       6.03             14,772,955
   15,000,000  U.S. Treasury Notes, 5.375%                                      02/15/01       6.19             14,858,911
-------------                                                                                               --------------
  300,000,000  Total U.S. Government Obligations                                                               299,256,621
-------------                                                                                               --------------
               Total Investments (99.72%) (Cost $891,256,621+)                                              $  891,256,621
               Cash and Other Assets, Net of Liabilities (0.28%)                                                 2,506,012
                                                                                                            --------------
               Net Assets (100.00%)                                                                         $  893,762,633
                                                                                                            ==============
               Net assets value, offering and redemption price per share:
               Class A Shares, 743,375,843 shares outstanding (Note 3)                                      $         1.00
                                                                                                            ==============
               Class B Shares, 150,370,458 shares outstanding (Note 3)                                      $         1.00
                                                                                                            ==============
               Class TRA Shares,    16,332 shares outstanding (Note 3)                                      $         1.00
                                                                                                            ==============

               +  Aggregate cost for federal income tax purposes is identical.

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 29, 2000
(UNAUDITED)
================================================================================


                                                                                Money Market          U.S. Government
                                                                                  Portfolio               Portfolio
                                                                            -------------------     ------------------
INVESTMENT INCOME
Income:
    Interest..............................................................  $        42,850,646     $       21,985,977
                                                                            -------------------     ------------------
Expenses: (Note 2)
    Investment management fee.............................................            2,185,432              1,057,752
    Administration fee....................................................            1,573,716                862,405
    Distribution fee (Class A)............................................            1,508,166                868,706
    Custodian expenses....................................................               83,875                 53,207
    Shareholder servicing and related shareholder expenses................            1,472,578                690,792
    Legal, compliance and filing fees.....................................               63,029                 45,531
    Audit and accounting..................................................               55,915                 51,468
    Directors' fees ......................................................               13,608                  7,608
    Miscellaneous.........................................................               20,715                 16,882
                                                                            -------------------     ------------------
        Total expenses....................................................            6,977,034              3,654,351
        Less:
           Fees waived....................................................  (           200,000)               -0-
           Expenses paid indirectly.......................................  (             7,223)    (              753)
                                                                            -------------------     ------------------
                Net expenses..............................................            6,769,811              3,653,598
                                                                            -------------------     ------------------
Net investment income.....................................................           36,080,835             18,332,379

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments...................................              128,744               -0-
                                                                            -------------------     ------------------
Increase in net assets from operations....................................  $        36,209,579     $       18,332,379
                                                                            ===================     ==================



--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================


                                                    Money Market Portfolio            U.S. Government Portfolio
                                            ----------------------------------   ---------------------------------
                                               Six Months                           Six Months
                                                 Ended               Year              Ended              Year
                                           February 29, 2000        Ended        February 29, 2000       Ended
                                              (Unaudited)      August 31, 1999      (Unaudited)     August 31, 1999
                                               ---------       ---------------       ---------      ---------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income..................  $     36,080,835    $    60,582,665    $   18,332,379    $    37,265,475
  Net realized gain (loss) on investments           128,744            441,016           -0-                -0-
                                           ----------------    ---------------    --------------    ---------------
  Increase in net assets from operations.        36,209,579         61,023,681        18,332,379         37,265,475
Dividends to shareholders:
  Net investment income
    Class A..............................  (     28,507,725)   (    47,165,724)   (   15,301,078)   (    31,513,153)
    Class B..............................  (      7,463,878)   (    13,831,208)   (    3,031,233)   (     5,752,312)
    TRA Shares...........................          --                  --         (           68)   (            10)
Capital share transactions (Note 3):
    Class A..............................       146,667,884        208,077,785        19,424,142    (    28,545,156)
    Class B..............................        12,988,324          1,009,945        32,374,758         47,828,021
    TRA Shares...........................          --                  --                 14,969              1,363
                                           ----------------    ---------------    --------------    ---------------
    Total increase (decrease)............       159,894,184        209,114,479        51,813,869         19,284,228
Net assets:
    Beginning of period..................     1,490,668,173      1,281,553,694       841,948,764        822,664,536
                                           ----------------    ---------------    --------------    ---------------
    End of period (including undistributed
      net investment income of $109,232
      and $0 for the Money Market
      Portfolio).........................  $  1,650,562,357    $ 1,490,668,173    $  893,762,633    $   841,948,764
                                           ================    ===============    ==============    ===============






--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================
1. Summary of Accounting Policies.

Short Term Income Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is presently comprised of two Portfolios, Money Market Portfolio and U.S. Government Portfolio. The Money Market Portfolio has two classes of stock authorized, Class A and Class B. The U.S. Government Portfolio has three classes of stock authorized, Class A, Class B and TRA Shares. The Class A shares of each Portfolio and the TRA Class of the U.S Government Portfolio are subject to a service fee pursuant to each Portfolio's Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects, the Class A and Class B shares and TRA Class represent the same interest in the income and assets of each respective Portfolio. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows.

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

     b) Federal Income Taxes -
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (including realized capital gains and losses), determined on a class level, are declared daily and paid monthly. With respect to the Money Market Portfolio, realized capital gains and losses are excluded.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Management Contract, the Money Market Portfolio pays a management fee to Reich & Tang Asset Management, L.P. (the Manager) at the annual rate of .30% of the Portfolio's average daily net assets not in excess of $750 million, plus
 .29% of such assets in excess of $750 million but not in excess of $1 billion, plus .28% of such assets in excess of $1 billion but not in excess of $1.5 billion, plus .27% of such assets in excess of $1.5 billion. The U.S. Government Portfolio pays a management fee to the Manager equal to .275% of the Portfolio's average daily net assets not in excess of $250 million, plus .25% of such assets in excess of $250 million. The Manager has agreed to reimburse the Fund for its
net   operating   expenses   (exclusive  of  taxes,   brokerage,   interest  and
extraordinary expenses) to the extent that such expenses, including the management fee, for any fiscal year exceed 1% of the average daily net assets of each Portfolio for such fiscal year. No such reimbursement was required for the period ended February 29, 2000.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to an Administrative Services Agreement, each Portfolio pays to the Manager an annual fee of .21% of each Portfolio's average daily net assets not in excess of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to the Class A shares of each Portfolio and the TRA Class of the U.S Government Portfolio. For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio with respect only to the Class A shares and the TRA Class of the U.S. Government Portfolio, a service fee equal to .25% per annum of each Portfolio's average daily net assets.

During the period ended February 29, 2000, the Manager voluntarily waived investment management fees of $200,000 on the Money Market Portfolio.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $9,000 per annum plus $1,250 per meeting attended.

Included in the Statements of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $680,532 and $206,626 for the Money Market Portfolio and the U.S. Government Portfolio, respectively, paid to Reich & Tang Services L.P., an affiliate of the Manager as servicing agent for the Fund.

Included in the Statements of Operations under the caption "Shareholder servicing and related shareholder expenses" are expense offsets of $7,223 and $753 for the Money Market Portfolio and the U.S. Government Portfolio, respectively.






















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
3. Capital Stock.

At February 29, 2000, 10,000,000,000 shares of $.001 par value stock were authorized and capital paid in for the Money Market Portfolio and the U.S. Government Portfolio amounted to $1,652,044,661 and $893,762,633, respectively. Transactions in capital stock, all at $1.00 per share, were as follows:

                                            Money Market Portfolio                     U.S. Government Portfolio
                                     ------------------------------------        -------------------------------------
                                     Six Months Ended        Year Ended          Six Months Ended         Year Ended
                                          2/29/00              8/31/99                2/29/00               8/31/99
                                      --------------       --------------         --------------        --------------
Class A
Sold................................   1,071,437,735        1,028,092,330            573,931,138           621,528,982
Issued on reinvestment of dividends.      22,439,476           43,548,412             14,882,886            30,916,396
Redeemed............................  (  947,209,327)      (  863,562,957)        (  569,389,882)       (  680,990,534)
                                      --------------       --------------         --------------        --------------
Net increase (decrease).............     146,667,884          208,077,785             19,424,142        (   28,545,156)
                                      ==============       ==============         ==============        ==============

Class B
Sold................................     537,539,376          805,603,469            305,913,476           491,585,714
Issued on reinvestment of dividends.       7,322,191           13,525,260              2,696,295             4,996,507
Redeemed............................  (  531,873,243)      (  818,118,784)        (  276,235,013)       (  448,754,200)
                                      --------------       --------------         --------------        --------------
Net increase (decrease).............      12,988,324            1,009,945             32,374,758            47,828,021
                                      ==============       ==============         ==============        ==============


                                                                                                        July 12, 1999
                                                                                    Six Months          (Commencement
                                                                                       Ended              of Sales)
                                                                                      2/29/00          August 31, 1999
                                                                                  --------------       ---------------
TRA Class
Sold...............................................................                       18,925                2,363
Issued on reinvestment of dividends................................                           68                   12
Redeemed...........................................................               (        4,024)       (       1,012)
                                                                                  --------------        -------------
Net increase (decrease)............................................                       14,969                1,363
                                                                                  ==============        =============

4. Sales of Securities.

Accumulated undistributed realized losses of the Money Market Portfolio at February 29, 2000 amounted to $1,591,536. Such amount represents tax basis capital losses which may be carried forward to offset future capital gains through August 31, 2004.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
5. Financial Highlights.

                                                                                      Money Market Portfolio
                                                                                       Year Ended August 31,
CLASS A                                        Six Months Ended   ----------------------------------------------------------------
-------                                        February 29, 2000    1999          1998          1997          1996         1995
                                               -----------------  ---------     ---------     ---------     ---------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..........     $  1.00        $  1.00       $  1.00       $  1.00       $  1.00      $  1.00
                                                   ---------      ---------     ---------     ---------     ---------    ---------
Income from investment operations:
   Net investment income......................        0.023          0.042         0.047         0.046         0.047        0.047
Less distributions:
   Dividends from net investment income.......     (  0.023)      (  0.042)     (  0.047)     (  0.046)     (  0.047)    (  0.047)
                                                    -------        -------       -------       -------       -------      -------
Net asset value, end of period................     $  1.00        $  1.00       $  1.00       $  1.00       $  1.00      $  1.00
                                                   =========      =========     =========     =========     =========    =========
Total Return..................................        4.80%*         4.30%         4.80%         4.66%         4.71%        4.82%(a)
Ratios/Supplemental Data
Net assets, end of period (000)...............     $1,340,250     $1,193,420    $  985,377    $  801,001    $  756,094   $  661,795
Ratios to average net assets:
   Expenses (includes expenses paid indirectly)       0.98%*         0.99%         0.97%         0.99%         0.98%        0.88%
   Net investment income......................        4.73%*         4.19%         4.57%         4.57%         4.63%        4.75%
   Management, administration and
     shareholder servicing fees waived........        0.03%*         0.00%         0.02%         0.00%         0.02%        0.13%
   Expenses paid indirectly...................        0.00%*         0.00%         0.00%         0.01%         0.01%        0.00%

                                                                                      Money Market Portfolio
                                                                                       Year Ended August 31,
CLASS B                                        Six Months Ended   ----------------------------------------------------------------
-------                                        February 29, 2000    1999          1998          1997          1996         1995
                                               -----------------  ---------     ---------     ---------     ---------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..........     $  1.00        $  1.00       $  1.00       $  1.00       $  1.00      $  1.00
                                                   ---------      ---------     ---------     ---------     ---------    ---------
Income from investment operations:
   Net investment income......................        0.025          0.046         0.050         0.049         0.049        0.050
Less distributions:
   Dividends from net investment income            (  0.025)      (  0.046)     (  0.050)     (  0.049)     (  0.049)    (  0.050)
                                                    -------        -------       -------       -------       -------      -------
Net asset value, end of period................     $  1.00        $  1.00       $  1.00       $  1.00       $  1.00      $  1.00
                                                   =========      =========     =========     =========     =========    =========
Total Return..................................        5.20%*         4.67%         5.16%         5.01%         5.00%        5.08%(a)
Ratios/Supplemental Data
Net assets, end of period (000)...............     $  310,312     $  297,248    $  296,177    $  267,439    $  219,810   $  217,877
Ratios to average net assets:
   Expenses (includes expenses paid indirectly)       0.59%*         0.64%         0.62%         0.66%         0.70%        0.62%
   Net investment income......................        5.10%*         4.55%         5.07%         4.90%         4.91%        4.90%
   Management, administration and
     shareholder servicing fees waived........        0.03%*         0.00%         0.02%         0.00%         0.02%        0.13%
   Expenses paid indirectly...................        0.00%*         0.00%         0.00%         0.01%         0.01%        0.00%

   *    Annualized

   (a) Includes the effect of a capital contribution from the Manager. Without the capital contribution, the total return would have been 3.42% for Class A and 3.69% for Class B.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
5. Financial Highlights. (Continued)

                                                                                    U.S. Government Portfolio
                                                                                       Year Ended August 31,
CLASS A                                        Six Months Ended   ----------------------------------------------------------------
-------                                        February 29, 2000    1999          1998          1997          1996         1995
                                               -----------------  ---------     ---------     ---------     ---------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........    $  1.00        $  1.00       $  1.00       $  1.00       $  1.00      $  1.00
                                                   ---------      ---------     ---------     ---------     ---------    ---------
Income from investment operations:
   Net investment income.......................       0.022          0.040         0.047         0.046         0.047        0.048
Less distributions:
   Dividends from net investment income........    (  0.022)      (  0.040)     (  0.047)     (  0.046)     (  0.047)    (  0.048)
                                                    -------        -------       -------       -------       -------      -------
Net asset value, end of period.................    $  1.00        $  1.00       $  1.00       $  1.00       $  1.00      $  1.00
                                                   =========      =========     =========     =========     =========    =========
Total Return...................................       4.48%*         4.10%         4.82%         4.73%         4.81%        4.93%
Ratios/Supplemental Data
Net assets, end of period (000)................    $ 743,376      $ 723,952     $ 752,497     $ 735,581     $ 666,620$     469,592
Ratios to average net assets:
   Expenses....................................       0.95%*         0.89%         0.87%         0.81%         0.81%        0.80%
   Net investment income.......................       4.39%*         4.03%         4.71%         4.61%         4.68%        4.83%


                                                                                    U.S. Government Portfolio
                                                                                       Year Ended August 31,
CLASS B                                        Six Months Ended   ----------------------------------------------------------------
-------                                        February 29, 2000    1999          1998          1997          1996         1995
                                               -----------------  ---------     ---------     ---------     ---------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........    $  1.00        $  1.00       $  1.00       $  1.00       $  1.00      $  1.00
                                                   ---------      ---------     ---------     ---------     ---------    ---------
Income from investment operations:
   Net investment income.......................       0.024          0.043         0.050         0.049         0.050        0.051
Less distributions:
   Dividends from net investment income........    (  0.024)      (  0.043)     (  0.050)     (  0.049)     (  0.050)    (  0.051)
                                                    -------        -------       -------       -------       -------      -------
Net asset value, end of period.................    $  1.00        $  1.00       $  1.00       $  1.00       $  1.00      $  1.00
                                                   =========      =========     =========     =========     =========    =========
Total Return...................................       4.87%*         4.44%         5.15%         5.00%         5.07%        5.19%
Ratios/Supplemental Data
Net assets, end of period (000)................    $ 150,371      $ 117,996     $  70,168     $  68,967     $ 126,169    $ 306,799
Ratios to average net assets:
   Expenses....................................       0.57%*         0.56%         0.55%         0.55%         0.56%        0.55%
   Net investment income.......................       4.78%*         4.32%         5.03%         4.86%         5.04%        5.20%





*    Annualized




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
5. Financial Highlights. (Continued)

                                                                     U.S. Government Portfolio
                                                    -------------------------------------------------------
                                                                                     July 12, 1999
                                                    Six Months Ended             (Commencement of Sales)
TRA CLASS                                           February 29, 2000                August 31, 1999
---------                                           -----------------                ---------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.............     $    1.00                       $    1.00
                                                      ------------                    ------------
Income from investment operations:
   Net investment income.........................          0.023                           0.006
Less distributions:
   Dividends from net investment income..........     (    0.023  )                   (    0.006  )
                                                       -----------                     -----------
Net asset value, end of period...................     $    1.00                       $    1.00
                                                      ============                    ============
Total Return.....................................          4.65%*                          4.33%*
Ratios/Supplemental Data
Net assets, end of period (000)..................     $      16                       $       1
Ratios to average net assets:
   Expenses......................................          0.78%*                          0.73%*
   Net investment income.........................          4.65%*                          4.25%*


*  Annualized

















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




SHORT TERM
INCOME
FUND, INC.






                               Semi-Annual Report
                                February 29, 2000
                                   (Unaudited)






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------








------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------
Short Term Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020

Custodian
     State Street Kansas City
     801 Pennsylvania
     Kansas City, Missouri 64105

Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020




STIF299S


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